Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of goodwill

Balance as of January 1, 2021	$5,107
Impairment of goodwill in relation to GFS and Apiguru	(4,740)
Exchange difference	18
Balance as of December 31, 2021	385
Impairment of goodwill	—
Balance as of December 31, 2022	385
Impairment of goodwill	—
Balance as of December 31, 2023	$385